Offerings	Jun. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 5,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.55
Offering Note	The Maximum Aggregate Offering Price is estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with SEC guidance and Rule 457(i), the entire fee is allocated to the common stock, and no separate fee is recorded for the pre-funded warrants.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 60,500,000.00
Amount of Registration Fee	$ 8,355.05
Offering Note	The Registrant previously paid a registration fee of $6,905.00 in connection with initial filing of the Registration Statement on Form S-1 on May 7, 2026 and an additional registration fee of $1,450.05 with Amendment No. 1 to the Registration Statement on June 1, 2026.